OTHER INFORMATION - Components of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Unrecognized tax benefits	$ 20,044	$ 21,306
Asset retirement obligation	44,779	39,451
Deferred income	7,257	2,649	$ 105
Deferred rent	105,324	101,673
Employee related liabilities	52,212	55,460
Other	54,353	41,392
Total other long-term liabilities	$ 283,969	$ 261,931